Note 35 - Derivatives - Value of Derivatives held as Cash Flow Hedges (Detail) - Derivatives held as Cash Flow Hedges [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Value of Derivatives held as Cash Flow Hedges [line items]
Assets	€ 58	€ 416
Liabilities	183	228
Nominal amount	109,671	111,462
Fair value changes used for hedge effectiveness	€ (229)	€ 537